Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES

6. INVENTORIES

	As of December 31,
	2024	2025
	RMB	RMB	USD
Finished Goods	3,704	2,086	298

Inventories, finished goods as retail goods, are accounted for using the first-in-first-out cost method and are valued at the lower of cost and net realizable value. Net realizable value is based on estimated selling prices less any estimated costs to be incurred to completion and disposal.

No impairment provision made as the carrying amounts of inventories are lower than the net realizable value.